Annual Total Returns - Fidelity Advisor® Series Equity Growth Fund [BarChart] - 11.30 Fidelity Advisor Series Equity Growth Fund PRO-07 - Fidelity Advisor® Series Equity Growth Fund	Jan. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2014
Fidelity Advisor Series Equity Growth Fund-Default (Deleted)
Bar Chart Table:
Annual Return 2015	7.13%
Annual Return 2016	0.75%
Annual Return 2017	36.70%
Annual Return 2018	0.07%
Annual Return 2019	35.15%
Annual Return 2020	44.99%